Trade and other receivables (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables [abstract]
VAT / GST receivables	$ 540,708	$ 405,281
Impairment of VAT receivables	574,270	1,749,527	$ 4,617,911
Provisions	6,940,000	6,370,000
Impairment of deposit	$ 400,000	$ 0	$ 0